Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (0.4%)
Communication Services (0.3%):
Altice USA, Inc., Class A (a)	4,380	$14,980
iHeartMedia, Inc., Class A (a)	3,500	13,650
Sinclair Broadcast Group, Inc., Class A	1,800	30,888
		59,518
Health Care (0.1%):
Surgery Partners, Inc. (a)	939	32,367
Total Common Stocks (Cost $194,694)		91,885

	Principal Amount
Senior Secured Loans (18.9%)
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.20% (LIBOR03M+425bps), 3/14/25 (b)	$492,282	343,367
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 9.99% (SOFR01M+525bps), 2/1/27 (b)	240,625	178,171
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.88% (LIBOR01M+325bps), 11/3/28 (b)	197,500	189,452
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.33% (LIBOR03M+350bps), 8/21/26 (b)	248,711	231,095
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.08% (SOFR03M+650bps), 2/14/27 (b)	237,500	136,563
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (b)	356,250	368,676
Diamond Sports Group LLC, Term Loan, First Lien, 12.78% (SOFR03M+815bps), 5/25/26 (b)	37,659	35,247
Diamond Sports Group LLC, Term Loan, Second Lien, 8.03% (SOFR03M+340bps), 8/24/26 (b)(c)	420,750	21,740
Envision Healthcare Corp., 12.46% (SOFR03M+788bps), 3/31/27 (b)	24,831	20,610
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.33% (SOFR03M+375bps), 3/31/27 (b)	68,657	10,298
Great Outdoors Group LLC, Term B1, First Lien, 8.38% (LIBOR01M+375bps), 3/5/28 (b)	244,403	240,891
Intelsat Jackson Holdings SA, Term B loan, First Lien, 8.93% (SOFR03M+425bps), 2/1/29 (b)	275,504	272,060
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 9.57% (LIBOR03M+475bps), 6/30/28 (b)	246,250	134,329
Knight Health Holdings LLC, Term B Loans, First Lien, 9.88% (LIBOR01M+525bps), 12/17/28 (b)	493,750	246,875
LifeScan Global Corp., Initial Term Loan, First Lien, 10.75% (LIBOR03M+600bps), 10/1/24 (b)	351,250	262,268
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 9.64% (SOFR03M+500bps), 4/11/29 (b)	125,000	112,188
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 7.83% (SOFR03M+325bps), 2/25/28 (b)	384,765	377,550
PetSmart, Inc., Initial Term Loans, First Lien, 8.37% (SOFR01M+375bps), 2/12/28 (b)	73,875	73,260
Radiology Partners, Inc., Term Loan New, First Lien, 8.88% (LIBOR01M+425bps), 7/9/25 (b)	250,000	200,702
SWF Holdings Corp. I, Initial Term Loans, First Lien, 8.75% (LIBOR01M+400bps), 10/6/28 (b)	396,000	331,979
The Michaels Cos., Inc., Term B Loans, First Lien, 8.98% (LIBOR03M+425bps), 4/15/28 (b)	294,750	269,864
United Airlines, Inc., Class B Term Loans, First Lien, 8.57% (LIBOR03M+375bps), 4/21/28 (b)	171,500	169,999
Total Senior Secured Loans (Cost $5,280,731)		4,227,184

Corporate Bonds (68.7%)
Communication Services (9.9%):
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(d)	250,000	126,436
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 5/22/23 @ 103.38(d)(e)	452,000	345,779
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(d)	200,000	14,670
Gray Television, Inc.
7.00%, 5/15/27, Callable 5/1/23 @ 105.25 (d)	250,000	209,382
4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (d)	250,000	166,010
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/8/23 @ 102.09(e)	350,000	254,371
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 5/1/23 @ 104.22(d)	500,000	463,147
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(d)(e)	250,000	198,801
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	500,000	432,484
		2,211,080
Consumer Discretionary (23.9%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(d)	200,000	195,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69(d)(e)	500,000	464,322

Victory Variable Insurance Funds	Schedule of Portfolio Investments - continued
Victory High Yield VIP Series	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 5/8/23 @ 102.94	$400,000	$364,087
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(d)	500,000	510,211
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(d)	150,000	161,293
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(d)(e)	425,000	368,860
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100	500,000	483,054
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(d)	200,000	153,732
Life Time, Inc., 5.75%, 1/15/26, Callable 5/22/23 @ 102.88(d)	250,000	242,955
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	242,245
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(d)	100,000	84,362
NCL Corp. Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(d)	150,000	150,612
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (d)	200,000	147,960
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (d)	400,000	287,438
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(d)(e)	250,000	251,554
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(d)	250,000	222,087
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(d)	500,000	413,844
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(d)	200,000	139,954
Wynn Resorts Finance LLC, 7.13%, 2/15/31, Callable 11/15/30 @ 100(d)(e)	450,000	456,364
		5,340,734
Energy (8.6%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(d)	50,000	47,090
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(d)	50,000	51,149
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(d)(e)	375,000	352,301
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 5/22/23 @ 102.31(d)	500,000	501,158
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 5/22/23 @ 103.5(d)	250,000	247,236
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(d)	250,000	227,614
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 5/22/23 @ 103	250,000	240,377
Talos Production, Inc., 12.00%, 1/15/26, Callable 5/8/23 @ 106	250,000	266,691
		1,933,616
Financials (7.0%):
Adient Global Holdings Ltd., 4.88%, 8/15/26, Callable 5/22/23 @ 101.63(d)	250,000	240,824
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(d)	150,000	132,820
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(d)	200,000	176,924
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(d)	125,000	81,998
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(d)	250,000	219,408
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(d)	250,000	231,695
PetSmart, Inc. PetSmart Finance Corp., 4.75%, 2/15/28, Callable 2/15/24 @ 102.38(d)	250,000	234,719
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(d)	200,000	119,867
White Capital Parent LLC, 8.25%, 3/15/26, Callable 5/22/23 @ 101(d)	150,000	136,922
		1,575,177
Health Care (3.6%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/22/23 @ 100(d)	350,000	21,899
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(d)	200,000	120,502
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(d)	350,000	213,981
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 5/22/23 @ 104.63(d)(e)	300,000	165,781
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 5/8/23 @ 100(d)(e)	350,000	210,285
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 5/22/23 @ 105.31(d)	300,000	80,147
		812,595
Industrials (11.5%):
American Airlines, Inc., 11.75%, 7/15/25(d)	250,000	273,115
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(d)	150,000	143,966
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/22/23 @ 101.59(d)	250,000	251,574
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(d)	125,000	129,152
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(d)	200,000	153,694
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(d)	212,500	211,993
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(d)	100,000	90,329
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(d)	400,000	348,846
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(d)	100,000	82,627
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	325,000	288,702
United Rentals North America, Inc., 6.00%, 12/15/29, Callable 12/15/25 @ 103(d)	250,000	253,375
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(d)	100,000	87,079

Victory Variable Insurance Funds	Schedule of Portfolio Investments - continued
Victory High Yield VIP Series	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(d)	$250,000	$256,913
		2,571,365
Information Technology (0.6%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(d)	150,000	136,382

Materials (1.8%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	250,000	227,485
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(d)	200,000	177,416
		404,901
Real Estate (0.8%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 5/8/23 @ 101.88(d)	200,000	177,649

Technology (1.0%):
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(d)	250,000	218,290

Total Corporate Bonds (Cost $17,845,538)		15,381,789

Yankee Dollars (6.2%)
Communication Services (0.9%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(d)	400,000	209,806

Energy (0.9%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 5/22/23 @ 103.25(d)	200,000	198,863

Industrials (3.2%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/23/23 @ 101.97(d)	400,000	405,593
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/22/23 @ 100(d)	250,000	208,631
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(d)	100,000	89,404
		703,628

Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(d)	200,000	160,606

Materials (0.5%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(d)	75,000	72,901
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(d)	65,000	38,745
		111,646
Total Yankee Dollars (Cost $1,644,870)		1,384,549

Security Description	Shares	Value
Collateral for Securities Loaned (13.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (f)	775,906	775,906
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (f)	775,906	775,906
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (f)	775,906	775,906
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (f)	775,906	775,906

Total Collateral for Securities Loaned (Cost $3,103,624)		3,103,624

Total Investments (Cost $28,069,457) — 108.1%		24,189,031
Liabilities in excess of other assets — (8.1)%		(1,821,331)
NET ASSETS - 100.00%		$22,367,700

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	Currently the issuer is in default with respect to interest and/or principal payments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $13,966,842 and amounted to 62.4% of net assets.
(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on March 31, 2023.

Victory Variable Insurance Funds	Schedule of Portfolio Investments - continued
Victory High Yield VIP Series	March 31, 2023
(Unaudited)

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of March 31, 2023.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Australia (7.6%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	47,535	$1,188,231

Financials (1.5%):
Macquarie Group Ltd.	14,943	1,768,854

Health Care (1.6%):
CSL Ltd.	9,549	1,848,949

Materials (2.4%):
BHP Group Ltd.	88,082	2,784,000

Real Estate (1.1%):
Scentre Group	689,246	1,275,569
		8,865,603
Belgium (1.2%):
Information Technology (1.2%):
Melexis NV	11,839	1,370,967

China (1.1%):
Communication Services (1.1%):
Tencent Holdings Ltd.	25,700	1,255,974

Denmark (4.9%):
Consumer Discretionary (1.1%):
Pandora A/S	13,780	1,322,862

Health Care (3.8%):
Novo Nordisk A/S, Class B	28,039	4,453,679
		5,776,541
France (9.6%):
Consumer Discretionary (5.1%):
La Francaise des Jeux SAEM (a)	36,607	1,525,551
LVMH Moet Hennessy Louis Vuitton SE	4,829	4,432,167
		5,957,718
Energy (0.6%):
Gaztransport Et Technigaz SA	6,293	643,886

Industrials (1.7%):
Safran SA	13,520	2,001,269

Information Technology (0.8%):
Capgemini SE	5,137	954,548

Materials (1.4%):
Arkema SA	16,669	1,645,691
		11,203,112
Germany (8.1%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	8,618	1,176,009

Financials (2.1%):
Allianz SE, Registered Shares	10,431	2,407,627

Industrials (2.4%):
Siemens AG, Registered Shares	17,360	2,812,125

Information Technology (1.4%):
SAP SE	13,268	1,675,201

Utilities (1.2%):
RWE AG	31,929	1,373,725
		9,444,687
Hong Kong (2.4%):
Financials (1.5%):
AIA Group Ltd.	169,200	1,774,506

Real Estate (0.9%):
CK Asset Holdings Ltd.	163,000	988,241
		2,762,747
Italy (1.3%):
Utilities (1.3%):
Snam SpA	289,498	1,534,787

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS International VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Japan (20.1%):
Communication Services (1.6%):
Capcom Co. Ltd.	32,500	$1,163,326
Kakaku.com, Inc.	54,200	744,104
		1,907,430
Consumer Discretionary (3.0%):
Toyota Motor Corp.	175,200	2,494,326
ZOZO, Inc.	46,700	1,068,240
		3,562,566
Consumer Staples (0.9%):
Toyo Suisan Kaisha Ltd.	26,100	1,090,869

Financials (2.5%):
Mitsubishi UFJ Financial Group, Inc.	227,100	1,455,573
Tokio Marine Holdings, Inc.	74,000	1,424,288
		2,879,861
Health Care (2.6%):
Hoya Corp.	17,700	1,956,290
Shionogi & Co. Ltd.	23,300	1,051,077
		3,007,367
Industrials (5.6%):
Fuji Electric Co. Ltd.	33,400	1,319,127
MISUMI Group, Inc.	40,600	1,020,325
Mitsubishi Heavy Industries Ltd.	32,700	1,204,837
Nippon Yusen KK (b)	33,500	782,593
OKUMA Corp.	17,900	801,753
Sanwa Holdings Corp.	128,100	1,374,441
		6,503,076
Information Technology (2.8%):
Fujitsu Ltd.	8,200	1,108,193
Oracle Corp.	17,600	1,271,231
Ulvac, Inc.	21,800	952,454
		3,331,878
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	30,300	684,295

Utilities (0.5%):
Tokyo Gas Co. Ltd.	31,300	588,294
		23,555,636

Netherlands (5.8%):
Communication Services (1.3%):
Koninklijke KPN NV	428,959	1,515,615

Financials (1.5%):
ING Groep NV	144,411	1,714,770

Industrials (1.3%):
Wolters Kluwer NV	12,099	1,527,194

Information Technology (1.7%):
ASM International NV	4,912	1,993,599
		6,751,178

New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd.	58,284	974,018

Norway (1.1%):
Energy (0.4%):
Aker BP ASA	16,563	406,398

Financials (0.7%):
SpareBank 1 SMN	73,468	868,326
		1,274,724

Spain (1.9%):
Communication Services (0.0%):(c)
Telefonica SA	1	4

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS International VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Financials (1.9%):
Banco Bilbao Vizcaya Argentaria SA (b)	304,427	$2,176,256
		2,176,260

Sweden (2.8%):
Industrials (2.8%):
Atlas Copco AB, Class B	203,913	2,346,418
Nibe Industrier AB, Class B	86,685	988,495
		3,334,913
Switzerland (12.8%):
Consumer Staples (5.0%):
Coca-Cola HBC AG	41,948	1,148,145
Nestle SA, Registered Shares	38,627	4,711,099
		5,859,244
Financials (2.5%):
Partners Group Holding AG	1,450	1,365,871
UBS Group AG	77,042	1,630,716
		2,996,587
Health Care (5.3%):
Novartis AG, Registered Shares	30,286	2,781,576
Roche Holding AG	11,820	3,378,401
		6,159,977
		15,015,808
United Kingdom (15.9%):
Consumer Discretionary (1.7%):
Greggs PLC	28,426	976,012
Next PLC	12,692	1,031,433
		2,007,445
Consumer Staples (3.7%):
Diageo PLC	54,465	2,430,352
Imperial Brands PLC	79,877	1,836,522
		4,266,874
Energy (3.5%):
BP PLC	235,963	1,491,163
Shell PLC	90,587	2,581,174
		4,072,337
Financials (2.9%):
Barclays PLC	487,605	877,498
HSBC Holdings PLC	306,103	2,080,085
Legal & General Group PLC	151,247	447,255
		3,404,838
Industrials (1.2%):
Ashtead Group PLC	23,523	1,444,189

Materials (2.9%):
Croda International PLC	16,245	1,305,451
Rio Tinto PLC	31,132	2,112,827
		3,418,278
		18,613,961
Total Common Stocks (Cost $93,734,718)		113,910,916

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	1,653	118,223

Total Exchange-Traded Funds (Cost $99,717)		118,223

Collateral for Securities Loaned (2.7%)^
United States (2.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	773,786	773,786
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	773,786	773,786
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	773,786	773,786
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	773,786	773,786
Total Collateral for Securities Loaned (Cost $3,095,144)		3,095,144

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS International VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $96,929,579) — 100.2%		$117,124,283
Liabilities in excess of other assets — (0.2)%		(233,520)
NET ASSETS - 100.00%		$116,890,763

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $1,525,551 and amounted to 1.3% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (2.7%):
Alphabet, Inc., Class A (a)	197,890	$20,527,130

Consumer Discretionary (4.1%):
Darden Restaurants, Inc.	61,710	9,574,923
LKQ Corp.	242,720	13,776,787
Mattel, Inc. (a)	437,560	8,055,480
		31,407,190
Consumer Staples (8.7%):
Diageo PLC, ADR	42,330	7,669,349
Keurig Dr Pepper, Inc.	687,270	24,246,886
Mondelez International, Inc., Class A	289,670	20,195,792
U.S. Foods Holding Corp. (a)	407,420	15,050,095
		67,162,122
Energy (7.7%):
Enterprise Products Partners LP	674,220	17,462,298
Hess Corp.	107,290	14,198,759
Marathon Oil Corp.	705,800	16,910,968
Ovintiv, Inc.	298,240	10,760,499
		59,332,524
Financials (23.0%):
Brown & Brown, Inc.	354,000	20,326,680
Cboe Global Markets, Inc.	161,130	21,630,091
Fairfax Financial Holdings Ltd.	60,510	40,248,800
Interactive Brokers Group, Inc.	216,300	17,857,728
JPMorgan Chase & Co.	88,390	11,518,101
Markel Corp. (a)	26,810	34,247,362
The Progressive Corp.	222,610	31,846,587
		177,675,349
Health Care (18.1%):
AbbVie, Inc.	138,650	22,096,650
GE HealthCare Technologies, Inc. (a)	124,310	10,197,149
Humana, Inc.	21,660	10,515,064
Johnson & Johnson	80,550	12,485,250
McKesson Corp.	23,730	8,449,066
Medtronic PLC	201,110	16,213,488
Merck & Co., Inc.	226,530	24,100,527
The Cigna Group	67,520	17,253,386
UnitedHealth Group, Inc.	38,135	18,022,220
		139,332,800
Industrials (12.7%):
Eaton Corp. PLC	62,960	10,787,567
FedEx Corp.	50,830	11,614,147
Johnson Controls International PLC	237,460	14,299,841
Leidos Holdings, Inc.	139,330	12,826,720
PACCAR, Inc.	102,195	7,480,674
Parker-Hannifin Corp.	40,330	13,555,316
Raytheon Technologies Corp.	99,441	9,738,257
Sensata Technologies Holding PLC	348,660	17,439,973
		97,742,495
Information Technology (4.4%):
Applied Materials, Inc.	60,570	7,439,813
Fidelity National Information Services, Inc.	148,850	8,087,020
FleetCor Technologies, Inc. (a)	49,640	10,466,594
Salesforce, Inc. (a)	41,560	8,302,857
		34,296,284
Materials (4.4%):
PPG Industries, Inc.	109,450	14,620,331
Sealed Air Corp.	418,480	19,212,417
		33,832,748
Real Estate (3.8%):
Alexandria Real Estate Equities, Inc.	88,190	11,075,782
Equity LifeStyle Properties, Inc.	123,570	8,295,254

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS Large Cap Alpha VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Invitation Homes, Inc.	315,990	$9,868,368
		29,239,404
Utilities (6.5%):
Constellation Energy Corp.	111,859	8,780,931
Exelon Corp.	320,600	13,429,934
Vistra Corp.	1,150,309	27,607,416
		49,818,281
Total Common Stocks (Cost $629,761,793)		740,366,327

Total Investments (Cost $629,761,793) — 96.1%		740,366,327
Other assets in excess of liabilities — 3.9%		30,104,950
NET ASSETS - 100.00% 1		$770,471,277

(a)	Non-income producing security.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Communication Services (1.9%):
World Wrestling Entertainment, Inc., Class A	10,050	$917,163
ZipRecruiter, Inc. (a)	27,750	442,335
		1,359,498
Communications Equipment (0.7%):
Digi International, Inc. (a)	15,630	526,418

Consumer Discretionary (10.0%):
Acushnet Holdings Corp.	11,380	579,697
Columbia Sportswear Co.	6,360	573,927
Fox Factory Holding Corp. (a)	7,750	940,618
Ollie's Bargain Outlet Holdings, Inc. (a)	10,820	626,911
Ralph Lauren Corp.	9,780	1,141,033
Skyline Champion Corp. (a)	12,940	973,476
Texas Roadhouse, Inc.	6,040	652,682
Under Armour, Inc., Class C (a)	96,780	825,533
Wingstop, Inc.	4,630	849,975
		7,163,852
Consumer Staples (5.7%):
BellRing Brands, Inc. (a)	52,410	1,781,940
Celsius Holdings, Inc. (a)	8,460	786,273
Grocery Outlet Holding Corp. (a)	31,520	890,755
The Simply Good Foods Co. (a)	15,530	617,628
		4,076,596
Electronic Equipment, Instruments & Components (2.7%):
Advanced Energy Industries, Inc.	11,280	1,105,440
Badger Meter, Inc.	3,620	440,988
Belden, Inc.	4,270	370,508
		1,916,936
Energy (5.1%):
Denbury, Inc. (a)	12,420	1,088,364
Matador Resources Co.	14,840	707,126
Permian Resources Corp.	108,760	1,141,980
Ranger Oil Corp.	17,920	731,853
		3,669,323
Financials (5.4%):
FirstCash Holdings, Inc.	11,100	1,058,607
Focus Financial Partners, Inc., Class A (a)	11,050	573,163
Kinsale Capital Group, Inc.	2,840	852,426
PRA Group, Inc. (a)	21,110	822,446
Wintrust Financial Corp.	7,740	564,633
		3,871,275
Health Care (22.2%):
Acadia Healthcare Co., Inc. (a)	13,550	978,987
Akero Therapeutics, Inc. (a)	6,320	241,803
Amicus Therapeutics, Inc. (a)	37,910	420,422
Apellis Pharmaceuticals, Inc. (a)	13,350	880,566
Axonics, Inc. (a)	12,610	688,002
Chinook Therapeutics, Inc. (a)	31,020	718,113
Evolent Health, Inc., Class A (a)	33,420	1,084,479
HealthEquity, Inc. (a)	12,700	745,617
Immunocore Holdings PLC, ADR (a)	5,770	285,269
Immunovant, Inc. (a)	21,100	327,261
Inspire Medical Systems, Inc. (a)	6,450	1,509,752
iRhythm Technologies, Inc. (a)	5,430	673,483
Krystal Biotech, Inc. (a)	6,390	511,583
LivaNova PLC (a)	7,410	322,928
Morphic Holding, Inc. (a)	9,490	357,204
Opthea Ltd., ADR (a)	36,830	145,847
Pacific Biosciences of California, Inc. (a)	50,860	588,959
Pliant Therapeutics, Inc. (a)	12,920	343,672

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
PROCEPT BioRobotics Corp. (a)	7,430	$211,012
Prometheus Biosciences, Inc. (a)	5,150	552,698
Reata Pharmaceuticals, Inc., Class A (a)	4,860	441,871
Replimune Group, Inc. (a)	20,150	355,849
Revance Therapeutics, Inc. (a)	18,020	580,424
Shockwave Medical, Inc. (a)	3,520	763,242
SpringWorks Therapeutics, Inc. (a)	16,610	427,541
Surgery Partners, Inc. (a)	26,820	924,485
Vaxcyte, Inc. (a)	11,650	436,642
Ventyx Biosciences, Inc. (a)	10,050	336,675
Viking Therapeutics, Inc. (a)	7,280	121,212
		15,975,598
Industrials (17.5%):
AAON, Inc.	13,650	1,319,819
AAR Corp. (a)	15,790	861,345
Applied Industrial Technologies, Inc.	6,340	901,104
Atkore, Inc. (a)	3,030	425,654
Bloom Energy Corp., Class A (a)	42,040	837,857
Chart Industries, Inc. (a)	4,140	519,156
Clean Harbors, Inc. (a)	7,920	1,129,075
Comfort Systems USA, Inc.	6,170	900,573
Evoqua Water Technologies Corp. (a)	20,100	999,372
Herc Holdings, Inc.	5,860	667,454
McGrath RentCorp	8,950	835,125
Saia, Inc. (a)	4,030	1,096,482
Shoals Technologies Group, Inc., Class A (a)	27,350	623,307
Simpson Manufacturing Co., Inc.	5,910	647,972
Tecnoglass, Inc.	11,750	493,030
Valmont Industries, Inc.	1,110	354,401
		12,611,726
IT Services (7.6%):
DigitalOcean Holdings, Inc. (a)(b)	22,830	894,251
Euronet Worldwide, Inc. (a)	6,390	715,041
Flywire Corp. (a)	21,670	636,231
Maximus, Inc.	10,060	791,722
Payoneer Global, Inc. (a)	130,700	820,796
Shift4 Payments, Inc., Class A (a)	7,470	566,226
WNS Holdings Ltd., ADR (a)	11,046	1,029,156
		5,453,423
Materials (2.9%):
Avient Corp.	15,600	642,096
Livent Corp. (a)	40,570	881,181
Silgan Holdings, Inc.	10,560	566,755
		2,090,032
Semiconductors & Semiconductor Equipment (5.7%):
Axcelis Technologies, Inc. (a)	3,640	485,030
Impinj, Inc. (a)	8,400	1,138,368
MACOM Technology Solutions Holdings, Inc. (a)	29,210	2,069,237
SiTime Corp. (a)	2,970	422,423
		4,115,058
Software (9.5%):
Box, Inc., Class A (a)	21,510	576,253
Braze, Inc., Class A (a)(b)	8,550	295,573
CyberArk Software Ltd. (a)	7,210	1,066,936
Gitlab, Inc., Class A (a)	9,730	333,642
Paycor HCM, Inc. (a)	39,030	1,035,076
Procore Technologies, Inc. (a)	6,640	415,863
Samsara, Inc., Class A (a)	24,950	492,014
Smartsheet, Inc., Class A (a)	10,570	505,246
Sprout Social, Inc., Class A (a)	27,040	1,646,195
Varonis Systems, Inc. (a)	19,350	503,293
		6,870,091
Total Common Stocks (Cost $65,080,450)		69,699,826

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	184,646	$184,646
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	184,646	184,646
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	184,646	184,646
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	184,646	184,646

Total Collateral for Securities Loaned (Cost $738,584)		738,584

Total Investments (Cost $65,819,034) — 97.9%		70,438,410
Other assets in excess of liabilities — 2.1%		1,508,065
NET ASSETS - 100.00%		$71,946,475

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (8.1%):
Activision Blizzard, Inc.	1,833	$156,886
Alphabet, Inc., Class C (a)	12,939	1,345,656
Alphabet, Inc., Class A (a)	14,842	1,539,561
AT&T, Inc.	17,767	342,015
Charter Communications, Inc., Class A (a)	262	93,694
Comcast Corp., Class A	10,378	393,430
Electronic Arts, Inc.	642	77,329
Fox Corp., Class A	725	24,686
Fox Corp., Class B	332	10,395
Liberty Broadband Corp., Class C (a)	285	23,284
Liberty Media Corp.-Liberty Formula One, Class C (a)	482	36,068
Live Nation Entertainment, Inc. (a)	357	24,990
Meta Platforms, Inc., Class A (a)	5,546	1,175,419
Netflix, Inc. (a)	1,088	375,882
Omnicom Group, Inc.	500	47,170
Paramount Global, Class B	1,444	32,216
Pinterest, Inc., Class A (a)	1,452	39,596
ROBLOX Corp., Class A (a)	1,067	47,994
Sirius XM Holdings, Inc. (b)	1,648	6,542
Snap, Inc., Class A (a)	2,414	27,061
Take-Two Interactive Software, Inc. (a)	387	46,169
The Interpublic Group of Cos., Inc.	935	34,819
The Trade Desk, Inc., Class A (a)	1,102	67,123
The Walt Disney Co. (a)	4,552	455,792
T-Mobile U.S., Inc. (a)	1,307	189,306
Verizon Communications, Inc.	10,466	407,023
Warner Bros Discovery, Inc. (a)	5,507	83,156
		7,103,262
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	588	98,702
Cisco Systems, Inc.	10,237	535,139
Motorola Solutions, Inc.	417	119,316
		753,157
Consumer Discretionary (10.3%):
Airbnb, Inc., Class A (a)	958	119,175
Amazon.com, Inc. (a)	22,471	2,321,030
AutoZone, Inc. (a)	47	115,533
Best Buy Co., Inc.	491	38,431
Booking Holdings, Inc. (a)	93	246,674
Burlington Stores, Inc. (a)	158	31,932
Chipotle Mexican Grill, Inc. (a)	68	116,164
Coupang, Inc. (a)	2,753	44,048
D.R. Horton, Inc.	753	73,561
Darden Restaurants, Inc.	303	47,013
Dollar General Corp.	557	117,226
Dollar Tree, Inc. (a)	551	79,096
DoorDash, Inc., Class A (a)	592	37,628
eBay, Inc.	1,338	59,367
Etsy, Inc. (a)	310	34,512
Expedia Group, Inc. (a)	365	35,416
Ford Motor Co.	9,757	122,938
General Motors Co.	3,475	127,463
Genuine Parts Co.	345	57,722
Hilton Worldwide Holdings, Inc.	651	91,706
Las Vegas Sands Corp. (a)	819	47,052
Lennar Corp., Class A	619	65,063
LKQ Corp.	659	37,405
Lowe's Cos., Inc.	1,507	301,355
Lucid Group, Inc. (a)(b)	1,277	10,267
Lululemon Athletica, Inc. (a)	271	98,695
Marriott International, Inc., Class A	653	108,424
McDonald's Corp.	1,823	509,729
MGM Resorts International	794	35,269
NIKE, Inc., Class B	3,073	376,873
NVR, Inc. (a)	7	39,005

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	153	$129,894
Pool Corp.	94	32,189
PulteGroup, Inc.	543	31,646
Rivian Automotive, Inc., Class A (a)	1,474	22,818
Ross Stores, Inc.	841	89,255
Royal Caribbean Cruises Ltd. (a)	540	35,262
Starbucks Corp.	2,778	289,273
Target Corp.	1,147	189,978
Tesla, Inc. (a)	6,699	1,389,775
The Home Depot, Inc.	2,540	749,605
The TJX Cos., Inc.	2,879	225,598
Tractor Supply Co.	274	64,401
Ulta Beauty, Inc. (a)	126	68,754
Yum China Holdings, Inc.	986	62,503
Yum! Brands, Inc.	702	92,720
		9,019,443
Consumer Staples (6.7%):
Altria Group, Inc.	4,466	199,273
Archer-Daniels-Midland Co.	1,352	107,700
Brown-Forman Corp., Class B	757	48,652
Bunge Ltd.	370	35,342
Campbell Soup Co.	493	27,105
Church & Dwight Co., Inc.	608	53,753
Colgate-Palmolive Co.	2,069	155,485
Conagra Brands, Inc.	1,176	44,171
Constellation Brands, Inc., Class A	414	93,519
Costco Wholesale Corp.	1,106	549,538
General Mills, Inc.	1,469	125,541
Hormel Foods Corp.	722	28,793
Kellogg Co.	843	56,447
Keurig Dr Pepper, Inc.	2,256	79,592
Kimberly-Clark Corp.	841	112,879
Lamb Weston Holdings, Inc.	343	35,850
McCormick & Co., Inc.	625	52,006
Mondelez International, Inc., Class A	3,397	236,839
Monster Beverage Corp. (a)	1,846	99,702
PepsiCo, Inc.	3,432	625,654
Philip Morris International, Inc.	3,863	375,677
Sysco Corp.	1,265	97,696
The Clorox Co.	308	48,738
The Coca-Cola Co.	10,669	661,798
The Estee Lauder Cos., Inc.	577	142,207
The Hershey Co.	366	93,114
The J.M. Smucker Co.	258	40,602
The Kraft Heinz Co.	2,747	106,227
The Kroger Co.	1,766	87,187
The Procter & Gamble Co.	5,879	874,149
Tyson Foods, Inc., Class A	698	41,405
Walgreens Boots Alliance, Inc.	1,784	61,691
Walmart, Inc.	3,495	515,338
		5,913,670
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,467	119,883
CDW Corp.	337	65,678
Corning, Inc.	1,899	66,997
Keysight Technologies, Inc. (a)	440	71,051
Teledyne Technologies, Inc. (a)	116	51,894
Trimble, Inc. (a)	615	32,238
Zebra Technologies Corp. (a)	127	40,386
		448,127
Energy (4.6%):
Baker Hughes Co.	2,495	72,006
Cheniere Energy, Inc.	601	94,718
Chevron Corp.	4,751	775,173
ConocoPhillips	3,037	301,301
Coterra Energy, Inc.	1,876	46,037
Devon Energy Corp.	1,613	81,634

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Diamondback Energy, Inc.	435	$58,799
EOG Resources, Inc.	1,464	167,818
Exxon Mobil Corp.	10,263	1,125,441
Halliburton Co.	2,253	71,285
Hess Corp.	691	91,447
Kinder Morgan, Inc.	4,874	85,344
Marathon Oil Corp.	1,569	37,593
Marathon Petroleum Corp.	1,110	149,661
Occidental Petroleum Corp.	2,265	141,404
ONEOK, Inc.	1,103	70,085
Phillips 66	1,178	119,426
Pioneer Natural Resources Co.	580	118,459
Schlumberger NV	3,534	173,519
Targa Resources Corp.	553	40,341
Texas Pacific Land Corp.	19	32,319
The Williams Cos., Inc.	3,036	90,655
Valero Energy Corp.	925	129,130
		4,073,595
Financials (10.3%):
Aflac, Inc.	1,373	88,586
American Express Co.	1,854	305,817
American International Group, Inc.	1,837	92,511
Ameriprise Financial, Inc.	262	80,303
Aon PLC, Class A	494	155,753
Apollo Global Management, Inc.	984	62,149
Arch Capital Group Ltd. (a)	894	60,676
Ares Management Corp., Class A	346	28,870
Arthur J. Gallagher & Co.	523	100,055
Bank of America Corp.	19,945	570,427
Berkshire Hathaway, Inc., Class B (a)	3,244	1,001,650
Berkshire Hathaway, Inc., Class A (a)	1	465,600
BlackRock, Inc.	367	245,567
Blackstone, Inc.	1,731	152,051
Brown & Brown, Inc.	593	34,050
Capital One Financial Corp.	940	90,390
Cboe Global Markets, Inc.	257	34,500
Cincinnati Financial Corp.	384	43,039
Citigroup, Inc.	4,844	227,135
Citizens Financial Group, Inc.	1,194	36,262
CME Group, Inc.	887	169,878
Discover Financial Services	646	63,851
Everest Re Group Ltd.	70	25,061
FactSet Research Systems, Inc.	95	39,434
Fifth Third Bancorp	1,693	45,102
First Horizon Corp.	1,279	22,741
First Republic Bank (b)	451	6,309
Franklin Resources, Inc.	723	19,478
Huntington Bancshares, Inc.	3,544	39,693
Intercontinental Exchange, Inc.	1,379	143,816
JPMorgan Chase & Co.	7,261	946,181
KeyCorp	2,325	29,109
KKR & Co., Inc.	1,570	82,456
Loews Corp.	486	28,198
LPL Financial Holdings, Inc.	194	39,266
M&T Bank Corp.	414	49,502
Markel Corp. (a)	33	42,155
MarketAxess Holdings, Inc.	90	35,216
Marsh & McLennan Cos., Inc.	1,232	205,190
MetLife, Inc.	1,621	93,921
Moody's Corp.	457	139,851
Morgan Stanley	3,243	284,735
MSCI, Inc.	193	108,020
Nasdaq, Inc.	841	45,977
Northern Trust Corp.	509	44,858
NU Holdings Ltd., Class A (a)	4,915	23,395
Principal Financial Group, Inc.	600	44,592
Prudential Financial, Inc.	917	75,873
Raymond James Financial, Inc.	483	45,049

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	2,329	$43,226
S&P Global, Inc.	802	276,506
State Street Corp.	850	64,337
Synchrony Financial	1,078	31,348
T Rowe Price Group, Inc.	548	61,869
The Allstate Corp.	650	72,026
The Bank of New York Mellon Corp.	2,004	91,062
The Carlyle Group, Inc.	487	15,126
The Charles Schwab Corp.	4,196	219,786
The Goldman Sachs Group, Inc.	827	270,520
The Hartford Financial Services Group, Inc.	780	54,358
The PNC Financial Services Group, Inc.	999	126,973
The Progressive Corp.	1,459	208,725
The Travelers Cos., Inc.	578	99,075
Truist Financial Corp.	3,306	112,735
U.S. Bancorp	3,814	137,495
W.R. Berkley Corp.	521	32,437
Wells Fargo & Co.	9,454	353,391
		9,085,293
Health Care (14.1%):
Abbott Laboratories	4,288	434,203
AbbVie, Inc.	4,409	702,662
Agilent Technologies, Inc.	738	102,095
Align Technology, Inc. (a)	179	59,811
Alnylam Pharmaceuticals, Inc. (a)	306	61,298
AmerisourceBergen Corp.	418	66,926
Amgen, Inc.	1,331	321,769
Avantor, Inc. (a)	1,630	34,458
Baxter International, Inc.	1,258	51,024
Becton Dickinson and Co.	707	175,011
Biogen, Inc. (a)	360	100,091
BioMarin Pharmaceutical, Inc. (a)	454	44,147
Bio-Rad Laboratories, Inc., Class A (a)	52	24,909
Boston Scientific Corp. (a)	3,534	176,806
Bristol-Myers Squibb Co.	5,230	362,491
Cardinal Health, Inc.	636	48,018
Catalent, Inc. (a)	431	28,321
Centene Corp. (a)	1,360	85,966
CVS Health Corp.	3,200	237,792
Danaher Corp.	1,652	416,370
Dexcom, Inc. (a)	944	109,674
Edwards Lifesciences Corp. (a)	1,501	124,178
Elevance Health, Inc.	592	272,208
Eli Lilly & Co.	2,108	723,929
GE HealthCare Technologies, Inc. (a)	905	74,237
Gilead Sciences, Inc.	3,108	257,871
HCA Healthcare, Inc.	511	134,740
Hologic, Inc. (a)	608	49,066
Horizon Therapeutics PLC (a)	563	61,446
Humana, Inc.	311	150,978
ICON PLC (a)	198	42,291
IDEXX Laboratories, Inc. (a)	205	102,516
Illumina, Inc. (a)	394	91,625
Incyte Corp. (a)	550	39,749
Insulet Corp. (a)	171	54,542
Intuitive Surgical, Inc. (a)	864	220,726
IQVIA Holdings, Inc. (a)	458	91,092
Johnson & Johnson	6,490	1,005,950
Laboratory Corp. of America Holdings	220	50,472
McKesson Corp.	341	121,413
Medtronic PLC	3,233	260,644
Merck & Co., Inc.	6,318	672,172
Mettler-Toledo International, Inc. (a)	54	82,631
Moderna, Inc. (a)	833	127,932
Molina Healthcare, Inc. (a)	144	38,519
PerkinElmer, Inc.	315	41,977
Pfizer, Inc.	13,988	570,710
Quest Diagnostics, Inc.	275	38,907
Regeneron Pharmaceuticals, Inc. (a)	256	210,348

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
ResMed, Inc.	362	$79,274
Royalty Pharma PLC, Class A	927	33,400
Seagen, Inc. (a)	456	92,326
STERIS PLC (b)	239	45,716
Stryker Corp.	878	250,643
The Cigna Group	725	185,259
The Cooper Cos., Inc.	122	45,550
Thermo Fisher Scientific, Inc.	960	553,315
UnitedHealth Group, Inc.	2,325	1,098,772
Veeva Systems, Inc., Class A (a)	348	63,959
Vertex Pharmaceuticals, Inc. (a)	641	201,960
Viatris, Inc.	2,909	27,985
Waters Corp. (a)	148	45,825
West Pharmaceutical Services, Inc.	185	64,097
Zimmer Biomet Holdings, Inc.	523	67,572
Zoetis, Inc.	1,155	192,238
		12,404,602
Industrials (8.3%):
3M Co.	1,372	144,211
AMETEK, Inc.	573	83,274
Axon Enterprise, Inc. (a)	166	37,325
Booz Allen Hamilton Holding Corp.	323	29,939
Carlisle Cos., Inc.	126	28,485
Carrier Global Corp.	2,079	95,114
Caterpillar, Inc.	1,287	294,517
Cintas Corp.	215	99,476
Copart, Inc. (a)	1,068	80,324
CoStar Group, Inc. (a)	1,003	69,056
CSX Corp.	5,140	153,891
Cummins, Inc.	345	82,414
Deere & Co.	738	304,705
Delta Air Lines, Inc. (a)	1,598	55,802
Dover Corp.	345	52,419
Eaton Corp. PLC	992	169,969
Emerson Electric Co.	1,424	124,087
Equifax, Inc.	305	61,866
Expeditors International of Washington, Inc.	381	41,956
Fastenal Co.	1,422	76,703
FedEx Corp.	579	132,296
Fortive Corp.	879	59,921
General Dynamics Corp.	677	154,498
General Electric Co.	2,687	256,877
HEICO Corp.	105	17,959
HEICO Corp., Class A	184	25,006
Honeywell International, Inc.	1,665	318,215
Howmet Aerospace, Inc.	1,017	43,090
Hubbell, Inc.	130	31,630
IDEX Corp.	188	43,434
Illinois Tool Works, Inc.	760	185,022
Ingersoll Rand, Inc.	1,009	58,704
J.B. Hunt Transport Services, Inc.	204	35,794
Jacobs Solutions, Inc.	313	36,781
Johnson Controls International PLC	1,695	102,073
L3Harris Technologies, Inc.	474	93,018
Leidos Holdings, Inc.	321	29,551
Lockheed Martin Corp.	636	300,656
Nordson Corp.	127	28,227
Norfolk Southern Corp.	568	120,416
Northrop Grumman Corp.	381	175,915
Old Dominion Freight Line, Inc.	237	80,779
Otis Worldwide Corp.	1,034	87,270
PACCAR, Inc.	1,274	93,257
Parker-Hannifin Corp.	316	106,211
Quanta Services, Inc.	355	59,157
Raytheon Technologies Corp.	3,651	357,542
Republic Services, Inc.	512	69,233
Rockwell Automation, Inc.	286	83,927
Rollins, Inc.	613	23,006

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Snap-on, Inc.	126	$31,108
Southwest Airlines Co.	1,481	48,192
Stanley Black & Decker, Inc.	377	30,379
Textron, Inc.	506	35,739
The Boeing Co. (a)	1,491	316,733
Trane Technologies PLC	557	102,477
TransDigm Group, Inc.	132	97,291
TransUnion	476	29,579
Uber Technologies, Inc. (a)	4,721	149,656
Union Pacific Corp.	1,525	306,921
United Airlines Holdings, Inc. (a)	787	34,825
United Parcel Service, Inc., Class B	1,819	352,868
United Rentals, Inc.	171	67,675
Verisk Analytics, Inc.	382	73,290
Waste Management, Inc.	976	159,254
Westinghouse Air Brake Technologies Corp.	449	45,376
WW Grainger, Inc.	112	77,147
Xylem, Inc.	449	47,010
		7,300,518
IT Services (4.4%):
Accenture PLC, Class A	1,600	457,296
Automatic Data Processing, Inc.	1,022	227,528
Block, Inc. (a)	1,326	91,030
Broadridge Financial Solutions, Inc.	290	42,505
Cloudflare, Inc., Class A (a)	695	42,854
Cognizant Technology Solutions Corp., Class A	1,269	77,320
EPAM Systems, Inc. (a)	139	41,561
Fidelity National Information Services, Inc.	1,464	79,539
Fiserv, Inc. (a)	1,549	175,083
FleetCor Technologies, Inc. (a)	173	36,477
Gartner, Inc. (a)	177	57,661
Global Payments, Inc.	649	68,301
International Business Machines Corp.	2,253	295,346
Mastercard, Inc., Class A	2,097	762,071
MongoDB, Inc. (a)	166	38,698
Paychex, Inc.	799	91,557
PayPal Holdings, Inc. (a)	2,791	211,949
Snowflake, Inc., Class A (a)	689	106,306
SS&C Technologies Holdings, Inc.	546	30,833
VeriSign, Inc. (a)	259	54,734
Visa, Inc., Class A	4,057	914,691
		3,903,340
Materials (2.5%):
Air Products and Chemicals, Inc.	542	155,668
Albemarle Corp.	292	64,544
Avery Dennison Corp.	197	35,249
Ball Corp.	776	42,765
Celanese Corp.	264	28,747
CF Industries Holdings, Inc.	483	35,013
Corteva, Inc.	1,776	107,111
Dow, Inc.	1,757	96,319
DuPont de Nemours, Inc.	1,238	88,851
Ecolab, Inc.	631	104,449
FMC Corp.	309	37,738
Freeport-McMoRan, Inc.	3,494	142,940
International Flavors & Fragrances, Inc.	635	58,395
International Paper Co.	864	31,156
Linde PLC	1,181	419,775
Lyondellbasell Industries NV, Class A	625	58,681
Martin Marietta Materials, Inc.	153	54,324
Newmont Corp.	1,978	96,962
Nucor Corp.	624	96,389
PPG Industries, Inc.	586	78,278
Reliance Steel & Aluminum Co.	141	36,200
Southern Copper Corp.	212	16,165
Steel Dynamics, Inc.	402	45,450
The Mosaic Co.	839	38,493
The Sherwin-Williams Co.	593	133,289

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	331	$56,786
Westlake Corp.	83	9,626
		2,169,363
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	427	53,627
American Tower Corp.	1,149	234,787
AvalonBay Communities, Inc.	349	58,653
CBRE Group, Inc., Class A (a)	765	55,700
Crown Castle, Inc.	1,068	142,941
Digital Realty Trust, Inc.	726	71,373
Equinix, Inc.	231	166,560
Equity LifeStyle Properties, Inc.	441	29,604
Equity Residential	923	55,380
Essex Property Trust, Inc.	160	33,462
Extra Space Storage, Inc.	327	53,278
Gaming and Leisure Properties, Inc.	606	31,548
Healthpeak Properties, Inc.	1,363	29,945
Invitation Homes, Inc.	1,524	47,595
Iron Mountain, Inc.	717	37,936
Kimco Realty Corp.	1,510	29,490
Mid-America Apartment Communities, Inc.	288	43,500
Prologis, Inc.	2,301	287,096
Public Storage	385	116,324
Realty Income Corp.	1,644	104,098
SBA Communications Corp.	266	69,445
Simon Property Group, Inc.	807	90,360
Sun Communities, Inc.	303	42,687
UDR, Inc.	812	33,341
Ventas, Inc.	987	42,786
VICI Properties, Inc.	2,500	81,550
Welltower, Inc.	1,221	87,533
Weyerhaeuser Co.	1,825	54,987
WP Carey, Inc.	519	40,197
		2,225,783
Semiconductors & Semiconductor Equipment (6.1%):
Advanced Micro Devices, Inc. (a)	3,978	389,884
Analog Devices, Inc.	1,261	248,694
Applied Materials, Inc.	2,101	258,066
Broadcom, Inc.	1,020	654,371
Enphase Energy, Inc. (a)	330	69,392
Entegris, Inc.	369	30,262
First Solar, Inc. (a)	250	54,375
GLOBALFOUNDRIES, Inc. (a)	190	13,714
Intel Corp.	10,309	336,795
KLA Corp.	345	137,714
Lam Research Corp.	333	176,530
Marvell Technology, Inc.	2,126	92,056
Microchip Technology, Inc.	1,338	112,098
Micron Technology, Inc.	2,719	164,064
Monolithic Power Systems, Inc.	110	55,059
NVIDIA Corp.	5,885	1,634,676
ON Semiconductor Corp. (a)	1,066	87,753
QUALCOMM, Inc.	2,779	354,545
Skyworks Solutions, Inc.	396	46,720
Teradyne, Inc.	388	41,714
Texas Instruments, Inc.	2,258	420,011
		5,378,493
Software (9.9%):
Adobe, Inc. (a)	1,129	435,083
ANSYS, Inc. (a)	215	71,552
Aspen Technology, Inc. (a)	71	16,250
Atlassian Corp., Class A (a)	361	61,792
Autodesk, Inc. (a)	538	111,990
Cadence Design Systems, Inc. (a)	673	141,391
Crowdstrike Holdings, Inc., Class A (a)	528	72,473
Datadog, Inc., Class A (a)	640	46,502

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
DocuSign, Inc. (a)	484	$28,217
Dynatrace, Inc. (a)	520	21,996
Fair Isaac Corp. (a)	59	41,459
Fortinet, Inc. (a)	1,769	117,568
Gen Digital, Inc.	1,449	24,865
HubSpot, Inc. (a)	117	50,164
Intuit, Inc.	679	302,718
Microsoft Corp.	18,179	5,241,006
Oracle Corp.	3,830	355,884
Palantir Technologies, Inc., Class A (a)	4,291	36,259
Palo Alto Networks, Inc. (a)	739	147,608
Paycom Software, Inc. (a)	128	38,913
PTC, Inc. (a)	274	35,135
Roper Technologies, Inc.	264	116,342
Salesforce, Inc. (a)	2,417	482,868
ServiceNow, Inc. (a)	501	232,825
Splunk, Inc. (a)	371	35,571
Synopsys, Inc. (a)	376	145,230
Tyler Technologies, Inc. (a)	103	36,528
VMware, Inc., Class A (a)	530	66,170
Workday, Inc., Class A (a)	498	102,857
Zoom Video Communications, Inc., Class A (a)	538	39,726
Zscaler, Inc. (a)	212	24,768
		8,681,710
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc.	39,427	6,501,512
Hewlett Packard Enterprise Co.	3,194	50,880
HP, Inc.	2,447	71,819
NetApp, Inc.	537	34,288
Seagate Technology Holdings PLC	497	32,862
Western Digital Corp. (a)	780	29,383
		6,720,744
Utilities (2.7%):
Alliant Energy Corp.	626	33,428
Ameren Corp.	646	55,808
American Electric Power Co., Inc.	1,281	116,558
American Water Works Co., Inc.	453	66,360
Atmos Energy Corp.	357	40,113
Avangrid, Inc.	173	6,899
CenterPoint Energy, Inc.	1,569	46,223
CMS Energy Corp.	719	44,132
Consolidated Edison, Inc.	885	84,668
Constellation Energy Corp.	815	63,977
Dominion Energy, Inc.	2,081	116,349
DTE Energy Co.	507	55,537
Duke Energy Corp.	1,919	185,126
Edison International	952	67,202
Entergy Corp.	526	56,671
Evergy, Inc.	566	34,594
Eversource Energy	868	67,930
Exelon Corp.	2,477	103,762
FirstEnergy Corp.	1,426	57,126
NextEra Energy, Inc.	4,903	377,923
PG&E Corp. (a)	4,348	70,307
PPL Corp.	1,836	51,022
Public Service Enterprise Group, Inc.	1,243	77,625
Sempra Energy	783	118,358
The AES Corp.	1,664	40,069
The Southern Co.	2,713	188,771
WEC Energy Group, Inc.	786	74,505
Xcel Energy, Inc.	1,364	91,988
		2,393,031
Total Common Stocks (Cost $26,593,485)		87,574,131

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory 500 Index VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	8,308	8,308
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	8,308	8,308
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	8,308	$8,308
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	8,308	8,308
Total Collateral for Securities Loaned (Cost $33,232)		33,232

Total Investments (Cost $26,626,717) — 99.5%		87,607,363
Other assets in excess of liabilities — 0.5%		432,920
NET ASSETS - 100.00% 1		$88,040,283

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	6/16/23	$584,208	$620,663	$36,455

	Total unrealized appreciation				$36,455
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$36,455

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Brazil (6.6%):
Consumer Discretionary (0.7%):
Lojas Renner SA	21,500	$70,296
Vibra Energia SA	42,181	119,937
		190,233
Consumer Staples (0.5%):
Sao Martinho SA	24,200	129,025

Energy (0.5%):
Petroleo Brasileiro SA, ADR	13,823	144,174

Financials (1.0%):
Itau Unibanco Holding SA, ADR	53,537	260,725

Health Care (0.5%):
Hypera SA	20,000	148,780

Industrials (0.8%):
Santos Brasil Participacoes SA	74,200	118,886
SIMPAR SA	67,372	99,438
		218,324
Information Technology (0.6%):
TOTVS SA	28,700	159,473

Materials (2.0%):
Gerdau SA, Preference Shares	31,395	156,668
Vale SA	24,000	380,229
		536,897
		1,787,631

Canada (0.6%):
Energy (0.6%):
Parex Resources, Inc.	8,431	156,853

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	29

China (32.4%):
Communication Services (6.8%):
Baidu, Inc., Class A (b)	19,784	372,766
Tencent Holdings Ltd.	30,030	1,467,583
		1,840,349
Consumer Discretionary (9.5%):
Alibaba Group Holding Ltd. (b)	78,648	996,141
BYD Co. Ltd., Class H	10,500	308,877
Fuyao Glass Industry Group Co. Ltd., Class A	27,400	138,661
Hisense Home Appliances Group Co. Ltd., Class A	49,500	150,820
Meituan, Class B (b)(c)	16,753	303,944
MINISO Group Holding Ltd., ADR	8,500	150,790
PDD Holdings, Inc., ADR (b)	4,154	315,289
Yadea Group Holdings Ltd. (c)	74,000	190,623
		2,555,145
Consumer Staples (1.8%):
Chenguang Biotech Group Co. Ltd., Class A	58,000	155,689
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,100	144,271
Tsingtao Brewery Co. Ltd., Class H	16,000	174,888
		474,848
Energy (1.5%):
PetroChina Co. Ltd., Class H	680,000	401,710

Financials (3.8%):
China Merchants Bank Co. Ltd., Class H	64,500	327,541
CITIC Securities Co. Ltd., Class A	85,600	255,512
Industrial & Commercial Bank of China Ltd., Class H	419,000	222,679
Ping An Insurance Group Co. of China Ltd., Class H	35,000	226,428
		1,032,160
Health Care (3.6%):
CSPC Pharmaceutical Group Ltd.	224,000	219,597
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	27,000	192,528
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	92,000	147,012
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,400	199,668
Wuxi Biologics Cayman, Inc. (b)(c)	33,000	203,350
		962,155

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory Sophus Emerging Markets VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
China Railway Group Ltd., Class H	323,000	$197,112
ZTO Express Cayman, Inc., ADR	4,927	141,208
		338,320
Information Technology (2.0%):
Glodon Co. Ltd., Class A	21,700	234,670
Luxshare Precision Industry Co. Ltd., Class A	37,800	167,003
WUS Printed Circuit Kunshan Co. Ltd., Class A	43,520	136,242
		537,915
Materials (1.0%):
Shandong Nanshan Aluminum Co. Ltd., Class A	316,600	156,260
Tianqi Lithium Corp., Class A (b)	11,400	125,522
		281,782
Real Estate (0.6%):
Longfor Group Holdings Ltd. (c)	56,500	159,355

Utilities (0.5%):
China Longyuan Power Group Corp. Ltd., Class H	129,000	147,169
		8,730,908

Greece (2.0%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA	5,361	137,591

Financials (0.7%):
National Bank of Greece SA (b)	34,658	168,734

Industrials (0.8%):
Mytilineos SA	7,701	219,522
		525,847

Hong Kong (2.1%):
Consumer Discretionary (1.1%):
Bosideng International Holdings Ltd.	362,000	202,006
Man Wah Holdings Ltd.	117,600	96,905
		298,911
Real Estate (1.0%):
China Resources Land Ltd.	58,000	264,129
		563,040

India (14.9%):
Consumer Discretionary (1.7%):
Mahindra & Mahindra Ltd.	24,622	347,965
Raymond Ltd.	6,459	96,398
		444,363

Consumer Staples (0.9%):
Varun Beverages Ltd.	14,135	239,178

Financials (5.5%):
Axis Bank Ltd.	23,440	245,590
Cholamandalam Investment & Finance Co. Ltd.	35,108	326,231
ICICI Bank Ltd., ADR	32,270	696,387
Manappuram Finance Ltd.	145,637	220,000
		1,488,208

Health Care (0.6%):
Apollo Hospitals Enterprise Ltd.	3,229	169,826

Industrials (2.4%):
Ashok Leyland Ltd.	92,686	157,766
Larsen & Toubro Ltd.	18,347	484,323
		642,089

Information Technology (1.8%):
Infosys Ltd., ADR	19,199	334,830
WNS Holdings Ltd., ADR (b)	1,621	151,029
		485,859

Materials (1.3%):
JK Paper Ltd.	28,973	135,013
Tata Steel Ltd.	163,723	209,164
		344,177

Utilities (0.7%):
Power Grid Corp. of India Ltd.	71,508	196,879
		4,010,579

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory Sophus Emerging Markets VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Indonesia (1.8%):
Energy (0.4%):
PT Adaro Energy Indonesia Tbk	631,800	$122,511

Financials (1.4%):
PT Bank Mandiri Persero Tbk	533,400	367,434
		489,945
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	3,539	146,019

Malaysia (0.8%):
Financials (0.8%):
Public Bank Bhd	233,600	212,114

Mexico (4.4%):
Consumer Discretionary (0.6%):
Alsea SAB de CV (b)	68,364	163,773

Consumer Staples (1.0%):
Fomento Economico Mexicano SAB de CV, ADR	2,756	262,344

Financials (1.5%):
Grupo Financiero Banorte SAB de CV, Class O	48,865	411,993

Industrials (0.9%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,591	225,569

Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	36,629	115,135
		1,178,814
Netherlands (0.0%):(a)
Real Estate (0.0%):
NEPI Rockcastle NV	1	6

Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC	51,005	182,846

Russian Federation (0.0%):(a)
Consumer Staples (0.0%):
Magnit PJSC (b)(d)(e)	2,805	33

Energy (0.0%):
Gazprom PJSC (d)(e)	117,150	3,625
Rosneft Oil Co. PJSC, GDR (b)(d)(e)	48,095	2,254
		5,879
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b)(d)(e)	31,735	212
		6,124

Saudi Arabia (1.4%):
Information Technology (0.5%):
Arabian Internet & Communications Services Co.	2,191	145,629

Materials (0.9%):
SABIC Agri-Nutrients Co.	6,981	238,010
		383,639

South Korea (13.0%):
Communication Services (1.3%):
JYP Entertainment Corp.	5,774	345,115

Consumer Discretionary (1.9%):
Hyundai Mobis Co. Ltd.	979	162,620
Kia Corp.	5,377	335,607
		498,227
Consumer Staples (0.3%):
BGF retail Co. Ltd.	512	71,333

Financials (2.3%):
DB Insurance Co. Ltd.	3,321	191,087
Hana Financial Group, Inc.	8,141	254,997
Samsung Securities Co. Ltd.	6,905	168,799
		614,883

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory Sophus Emerging Markets VIP Series	March 31, 2023
(Unaudited)

Security Description	Shares		Value
Health Care (1.0%):
Hugel, Inc. (b)	1,224		$121,041
Samsung Biologics Co. Ltd. (b)(c)	265		160,652
			281,693
Industrials (0.6%):
CJ Corp.	2,065		165,548

Information Technology (5.6%):
Innox Advanced Materials Co. Ltd.	5,468		170,886
Samsung Electronics Co. Ltd.	27,276		1,348,980
			1,519,866
			3,496,665
Taiwan (12.6%):
Consumer Discretionary (0.4%):
Poya International Co. Ltd.	6,000		112,734

Health Care (1.0%):
Lotus Pharmaceutical Co. Ltd.	17,000		140,793
Universal Vision Biotechnology Co. Ltd.	10,200		133,133
			273,926
Information Technology (11.2%):
Gold Circuit Electronics Ltd.	71,600		229,807
King Yuan Electronics Co. Ltd.	103,000		164,702
Taiwan Semiconductor Manufacturing Co. Ltd.	124,259		2,177,771
Unimicron Technology Corp.	36,000		175,596
Wiwynn Corp.	7,000		259,731
			3,007,607
			3,394,267
Thailand (1.2%):
Materials (0.6%):
Indorama Ventures PCL	161,500		163,203

Real Estate (0.6%):
AP Thailand PCL	440,200		154,755
			317,958

Turkey (0.0%):(a)
Consumer Discretionary (0.0%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	–	(f)	1

United Arab Emirates (1.1%):
Consumer Discretionary (0.5%):
Americana Restaurants International PLC (b)	135,512		145,859

Financials (0.6%):
Emirates NBD Bank PJSC	43,147		154,423
			300,282

United Kingdom (0.8%):
Materials (0.8%):
Anglo American PLC	6,788		225,742

United States (0.6%):
Consumer Discretionary (0.6%):
Samsonite International SA (b)(c)	53,700		166,515

Total Common Stocks (Cost $24,348,506)			26,275,824
Total Investments (Cost $24,348,506) — 97.6%			26,275,824
Other assets in excess of liabilities — 2.4%			636,156
NET ASSETS - 100.00%			$26,911,980

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $1,376,967 and amounted to 5.1% of net assets.

Victory Variable Insurance Funds	Schedule of Portfolio Investments - Continued
Victory Sophus Emerging Markets VIP Series	March 31, 2023
(Unaudited)

(d)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$464,042
Magnit PJSC	9/16/2021	219,033
Rosneft Oil Co. PJSC, GDR	3/6/2020	298,051
Sberbank of Russia PJSC, ADR	11/11/2020	416,883

(e)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(f)	Rounds to less than 1.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company